Fair value of financial instruments - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial instruments
Financial assets	€ 16,493	€ 16,069
Financial assets at fair value	16,455	16,069
Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	5	8
Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	3,254	4,416
Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	823	750
Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,612	5,497
Other non-current financial investments
Fair value of financial instruments
Financial assets	828	758
Financial assets at fair value	828	758
Other non-current financial investments | Fair value through profit or loss-Assets | Level 1
Fair value of financial instruments
Financial assets	5	8
Other non-current financial investments | Fair value through profit or loss-Assets | Level 3
Fair value of financial instruments
Financial assets	823	750
Other non-current financial assets
Fair value of financial instruments
Financial assets	301	325
Financial assets at fair value	301	325
Other non-current financial assets | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	91	101
Other non-current financial assets | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	27	94
Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets	697
Financial assets at fair value	659
Other current financial assets
Fair value of financial instruments
Financial assets	332	136
Financial assets at fair value	332	136
Other current financial assets | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	36	21
Derivative assets
Fair value of financial instruments
Financial assets	239	200
Financial assets at fair value	239	200
Derivative assets | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	239	200
Trade receivables
Fair value of financial instruments
Financial assets	5,549	5,382
Financial assets at fair value	5,549	5,382
Trade receivables | Fair value through other comprehensive income-Assets | Level 2
Fair value of financial instruments
Financial assets	5,549	5,382
Current financial investments
Fair value of financial instruments
Financial assets	3,080	2,577
Financial assets at fair value	3,080	2,577
Current financial investments | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	1,633	2,051
Cash and cash equivalents
Fair value of financial instruments
Financial assets	5,467	6,691
Financial assets at fair value	5,467	6,691
Cash and cash equivalents | Fair value through profit or loss-Assets | Level 2
Fair value of financial instruments
Financial assets	1,291	2,064
At Amortized Cost-Assets
Fair value of financial instruments
Financial assets	6,799	5,398
At Amortized Cost-Assets | Other non-current financial assets
Fair value of financial instruments
Financial assets	183	130
At Amortized Cost-Assets | Non-current interest-bearing financial investments
Fair value of financial instruments
Financial assets	697
At Amortized Cost-Assets | Other current financial assets
Fair value of financial instruments
Financial assets	296	115
At Amortized Cost-Assets | Current financial investments
Fair value of financial instruments
Financial assets	1,447	526
At Amortized Cost-Assets | Cash and cash equivalents
Fair value of financial instruments
Financial assets	€ 4,176	€ 4,627